Income Taxes - Summary of reconciliations of the income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Effective reconciliations of the income tax expense
Net income (loss) before income tax expense	¥ 4,588	$ 665	¥ (179,203)	¥ 19,824
Income tax at statutory tax rate	1,147	166	(44,801)	4,956
International tax rate difference	14,598	2,116	12,801	(7,146)
Effect of preferential tax rates	(9,083)	(1,317)	(4,080)	(3,762)
Non-deductible entertainment expenses	4,637	673	4,189	5,738
Non-deductible stock compensation	4,940	716	18,020	20,667
Other non-deductible expense	3,819	554	17,576	3,741
Research and development expense super-deduction	(2,003)	(290)	(1,562)	(885)
Changes in valuation allowance	424	61	4,290	560
Interest expense	2,523	366	5,785	2,520
Tax rate change			(191)	(66)
Non-taxable income				(1,617)
Unutilized tax loss				722
Income tax expense	¥ 21,002	$ 3,045	¥ 12,027	¥ 25,428